Equity (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based compensation

Share-based Compensation	December 31, 2017	December 31, 2016
Option Expense	$1,245	$1,414
DSU Expense	679	300
RSU Expense	1,201	1,310
	$3,125	$3,024

Disclosure of classes of share capital

Gross Broad-Ocean Offering proceeds (17,250,000 shares at $1.64083 per share)	$28,304
Less: Share issuance costs	(105)
Net Broad-Ocean Offering proceeds	$28,199

Disclosure Of range of Exercise prices of outstanding share warrants explanatory
Share Purchase Warrants:

	Exercise price of	Exercise price of	Total
Warrants Outstanding	$1.50	$2.00	Warrants
At January 1, 2016	122,563	1,675,000	1,797,563
Warrants exercised in 2016	—	—	—
At December 31, 2016	122,563	1,675,000	1,797,563
Warrants exercised in 2017	—	(1,012,500)	(1,012,500)
At December 31, 2017	122,563	662,500	785,063

Disclosure of number and weighted average exercise prices of share options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2016	5,505,500	$2.10
Options granted	1,363,315	1.34
Options exercised	(443,589)	1.12
Options forfeited	(583,827)	2.63
Options expired	(303,670)	4.77
At December 31, 2016	5,537,729	1.84
Options granted	1,498,776	2.21
Options exercised	(1,820,193)	1.99
Options forfeited	(277,839)	1.91
Options expired	(110,300)	2.31
At December 31, 2017	4,828,173	$2.01

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 – $1.00	270,835	2.1	$0.97	270,835	$0.97
$1.19 – $1.68	1,454,715	4.4	1.40	609,291	1.41
$2.00 – $2.38	2,532,600	5.2	2.24	785,869	2.37
$2.97 – $3.45	570,023	3.9	3.09	441,947	3.00
	4,828,173	4.6	$2.01	2,107,942	$2.04

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.83 – $1.00	270,835	2.1	$0.97	270,835	$0.97
$1.19 – $1.68	1,454,715	4.4	1.40	609,291	1.41
$2.00 – $2.38	2,532,600	5.2	2.24	785,869	2.37
$2.97 – $3.45	570,023	3.9	3.09	441,947	3.00
	4,828,173	4.6	$2.01	2,107,942	$2.04

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2017	2016
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	70%	77%
Risk-free interest rate	1%	1%

Disclosure of number and weighted average exercise prices of other equity instruments

RSUs for common shares
At January 1, 2016	1,708,626
RSUs granted	820,247
RSUs exercised	(143,126)
RSUs forfeited	(912,339)
At December 31, 2016	1,473,408
RSUs granted	735,978
RSU performance factor adjustment	186,083
RSUs exercised	(560,677)
RSUs forfeited	(160,155)
At December 31, 2017	1,674,637

Balance	DSUs for common shares
At January 1, 2016	917,625
DSUs granted	481,095
DSUs exercised	(273,470)
At December 31, 2016	1,125,250
DSUs granted	87,682
DSUs exercised	(347,588)
At December 31, 2017	865,344